LEASES (Details - Balance sheet) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets
ROU operating lease assets	$ 1,476,771	$ 0
Current portion of operating lease	575,446	0
Operating lease, net of current portion	1,592,880	$ 0
Total operating lease liabilities	$ 2,168,326